SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 – SHAREHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common Stock:

Each share of Common Stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders of Common Stock are not permitted to vote their shares cumulatively. Accordingly, the holders of the Company’s Common Stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of Common Stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

On February 15, 2022, the Company signed an investor relations service agreement with a consultant pursuant to which the Company agreed to pay the consultant a monthly retainer of $5,000 and in addition, to issue the consultant 1,800,000 restricted shares of common stock, to be issued in three tranches. In the event that the agreement is terminated prior to the issuance date, the remaining share obligation shall be void. On July 28, 2022, by mutual agreement the Company and the counterparty consultant terminated the agreement and the Company agreed to issue to the counterparty consultant 600,000 restricted shares. On August 26, 2022 the Company issued the shares to the consultant. The Company estimated the value of the shares issued based on the share price at the agreement date at $13 thousand and were recorded as share based compensation expenses.

On August 26, 2022 the Company issued 535,867 shares to Intelicanna Ltd in respect to its strategic partnership agreement signed on May 31, 2020.